Securitizations and Variable Interest Entities - Fair value of retained interests (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 131	¥ 160
Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	124	154
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	7	6
Investment grade [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	126	154
Investment grade [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	124	154
Investment grade [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Investment grade [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	2	0
Other [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	5	6
Other [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Other [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Other [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	5	6
Level 1 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	124	154
Level 2 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	124	154
Level 2 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	7	6
Level 3 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | CMBS and RMBS [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 7	¥ 6